Investments	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Investments

Note 6. Investments

As of December 31, 2021 and 2020, current investments with a maturity greater than three months but less than twelve months are carried at amortized cost, and their carrying value is similar to their fair value. The following is a detail of such investments:

Fixed-rate
Corporate debt securities	2021		2020
Acquisition cost	Ps.	24,396	Ps.	658
Accrued interest		19		4
Total investments	Ps.	24,415	Ps.	662